Condensed Consolidating Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheet
CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts in thousands)

	March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$225,269	$710	$1	$—	$225,980
Accounts receivable - oil and gas	21,495	528	—	—	22,023
Accounts receivable - related parties	35,031	2,031	—	—	37,062
Accounts receivable - intercompany	15,604	—	—	(15,604)	—
Prepaid expenses and other current assets	1,435	—	—	—	1,435
Short-term derivative instruments	343	—	—	—	343
Total current assets	299,177	3,269	1	(15,604)	286,843
Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,927,051	5,368	—	—	1,932,419
Other property and equipment	8,897	27	—	—	8,924
Accumulated depletion, depreciation, amortization and impairment	(688,447)	(20)	—	—	(688,467)
Property and equipment, net	1,247,501	5,375	—	—	1,252,876
Other assets:
Equity investments and investments in subsidiaries	444,422	—	176,196	(169,026)	451,592
Other assets	13,159	—	—	—	13,159
Total other assets	457,581	—	176,196	(169,026)	464,751
Total assets	$2,004,259	$8,644	$176,197	$(184,630)	$2,004,470

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$109,566	$211	$—	$—	$109,777
Accounts payable - intercompany	—	15,495	109	(15,604)	—
Asset retirement obligation - current	780	—	—	—	780
Short-term derivative instruments	9,689	—	—	—	9,689
Deferred tax liability	158	—	—	—	158
Current maturities of long-term debt	152	—	—	—	152
Total current liabilities	120,345	15,706	109	(15,604)	120,556
Asset retirement obligation - long-term	12,560	—	—	—	12,560
Deferred tax liability	45,382	—	—	—	45,382
Long-term debt, net of current maturities	298,921	—	—	—	298,921
Other non-current liabilities	142	—	—	—	142
Total liabilities	477,350	15,706	109	(15,604)	477,561

Stockholders' equity:
Common stock	773	—	—	—	773
Paid-in capital	1,395,288	322	181,878	(182,200)	1,395,288
Accumulated other comprehensive income (loss)	(6,629)	—	(1,125)	1,125	(6,629)
Retained earnings (accumulated deficit)	137,477	(7,384)	(4,665)	12,049	137,477
Total stockholders' equity	1,526,909	(7,062)	176,088	(169,026)	1,526,909
Total liabilities and stockholders' equity	$2,004,259	$8,644	$176,197	$(184,630)	$2,004,470

CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts rounded to nearest thousand)

	December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$165,293,000	$1,795,000	$—	$—	$167,088,000
Accounts receivable - oil and gas	25,070,000	545,000	—	—	25,615,000
Accounts receivable - related parties	33,806,000	1,042,000	—	—	34,848,000
Accounts receivable - intercompany	15,368,000			(15,368,000)	—
Prepaid expenses and other current assets	1,506,000	—	—	—	1,506,000
Short-term derivative instruments	664,000	—	—	—	664,000
Total current assets	241,707,000	3,382,000	—	(15,368,000)	229,721,000

Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,606,172,000	4,918,000	—	—	1,611,090,000
Other property and equipment	8,642,000	20,000	—	—	8,662,000
Accumulated depletion, depreciation, amortization and impairment	(665,864,000)	(20,000)	—	—	(665,884,000)
Property and equipment, net	948,950,000	4,918,000	—	—	953,868,000
Other assets:
Equity investments and investments in subsidiaries	374,209,000	—	172,766,000	(165,491,000)	381,484,000
Other assets	13,295,000	—	—	—	13,295,000
Total other assets	387,504,000	—	172,766,000	(165,491,000)	394,779,000
Deferred tax asset	—	—	—	—	—
Total assets	$1,578,161,000	$8,300,000	$172,766,000	$(180,859,000)	$1,578,368,000

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$110,037,000	$207,000	$—	$—	$110,244,000
Accounts payable - intercompany	—	15,259,000	109,000	(15,368,000)	—
Asset retirement obligation - current	60,000	—	—	—	60,000
Short-term derivative instruments	10,442,000	—	—	—	10,442,000
Current maturities of long-term debt	150,000	—	—	—	150,000
Total current liabilities	120,689,000	15,466,000	109,000	(15,368,000)	120,896,000

Asset retirement obligation - long-term	13,215,000	—	—	—	13,215,000
Deferred tax liability	18,607,000	—	—	—	18,607,000
Long-term debt, net of current maturities	298,888,000	—	—	—	298,888,000
Other non-current liabilities	354,000	—	—	—	354,000
Total liabilities	451,753,000	15,466,000	109,000	(15,368,000)	451,960,000

Stockholders' equity:
Common stock	674,000	—	—	—	674,000
Paid-in capital	1,036,245,000	322,000	174,348,000	(174,670,000)	1,036,245,000
Accumulated other comprehensive income (loss)	(3,429,000)	—	2,442,000	(2,442,000)	(3,429,000)
Retained earnings (accumulated deficit)	92,918,000	(7,488,000)	(4,133,000)	11,621,000	92,918,000
Total stockholders' equity	1,126,408,000	(7,166,000)	172,657,000	(165,491,000)	1,126,408,000
Total liabilities and stockholders' equity	$1,578,161,000	$8,300,000	$172,766,000	$(180,859,000)	$1,578,368,000
CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts rounded to nearest thousand)

	December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$93,124,000	$772,000	$1,000	$—	$93,897,000
Accounts receivable - oil and gas	27,532,000	487,000	—	—	28,019,000
Accounts receivable - related parties	4,731,000	—	—	—	4,731,000
Accounts receivable - intercompany	11,267,000			(11,267,000)	—
Prepaid expenses and other current assets	1,327,000	—	—	—	1,327,000
Short-term derivative instruments	1,601,000	—	—	—	1,601,000
Total current assets	139,582,000	1,259,000	1,000	(11,267,000)	129,575,000

Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,026,017,000	9,737,000	—	—	1,035,754,000
Other property and equipment	8,004,000	20,000	—	—	8,024,000
Accumulated depletion, depreciation, amortization and impairment	(575,122,000)	(20,000)	—	—	(575,142,000)
Property and equipment, net	458,899,000	9,737,000	—	—	468,636,000

Other assets:
Equity investments and investments in subsidiaries	86,426,000	—	69,008,000	(68,610,000)	86,824,000
Other assets	5,123,000	—	—	—	5,123,000
Total other assets	91,549,000	—	69,008,000	(68,610,000)	91,947,000
Deferred tax asset	1,000,000	—	—	—	1,000,000
Total assets	$691,030,000	$10,996,000	$69,009,000	$(79,877,000)	$691,158,000

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$43,744,000	$128,000	$—	$—	$43,872,000
Accounts payable - intercompany	—	11,231,000	36,000	(11,267,000)	—
Asset retirement obligation - current	620,000	—	—	—	620,000
Current maturities of long-term debt	141,000	—	—	—	141,000
Total current liabilities	44,505,000	11,359,000	36,000	(11,267,000)	44,633,000

Asset retirement obligation - long-term	12,033,000	—	—	—	12,033,000
Long-term debt, net of current maturities	2,142,000	—	—	—	2,142,000
Total liabilities	58,680,000	11,359,000	36,000	(11,267,000)	58,808,000

Stockholders' equity:
Common stock	556,000	—	—	—	556,000
Paid-in capital	604,584,000	322,000	70,433,000	(70,755,000)	604,584,000
Accumulated other comprehensive income	2,663,000	—	1,087,000	(1,087,000)	2,663,000
Retained earnings (accumulated deficit)	24,547,000	(685,000)	(2,547,000)	3,232,000	24,547,000
Total stockholders' equity	632,350,000	(363,000)	68,973,000	(68,610,000)	632,350,000
Total liabilities and stockholders' equity	$691,030,000	$10,996,000	$69,009,000	$(79,877,000)	$691,158,000

Condensed Consolidating Statements of Operations
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$54,662	$338	$—	$—	$55,000

Costs and expenses:
Lease operating expenses	4,998	174	—	—	5,172
Production taxes	7,261	26	—	—	7,287
Depreciation, depletion, and amortization	22,583	—	—	—	22,583
General and administrative	4,378	34	—	—	4,412
Accretion expense	175	—	—	—	175
Loss on sale of assets	427	—	—	—	427
	39,822	234	—	—	40,056

INCOME (LOSS) FROM OPERATIONS	14,840	104	—	—	14,944

OTHER (INCOME) EXPENSE:
Interest expense	3,479	—	—	—	3,479
Interest income	(79)	—	—	—	(79)
(Income) loss from equity method investments and investments in subsidiaries	(61,314)	—	532	(428)	(61,210)
	(57,914)	—	532	(428)	(57,810)

INCOME (LOSS) BEFORE INCOME TAXES	72,754	104	(532)	428	72,754
INCOME TAX EXPENSE	28,195	—	—	—	28,195

NET INCOME (LOSS)	$44,559	$104	$(532)	$428	$44,559
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$65,165	$296	$—	$—	$65,461

Costs and expenses:
Lease operating expenses	5,645	204	—	—	5,849
Production taxes	7,747	22	—	—	7,769
Depreciation, depletion, and amortization	21,395	—	—	—	21,395
General and administrative	2,964	20	25	—	3,009
Accretion expense	176	—	—	—	176
	37,927	246	25	—	38,198

INCOME (LOSS) FROM OPERATIONS	27,238	50	(25)	—	27,263

OTHER (INCOME) EXPENSE:
Interest expense	153	—	—	—	153
Interest income	(27)	—	—	—	(27)
(Income) loss from equity method investments	243	—	278	(253)	268
	369	—	278	(253)	394

INCOME (LOSS) BEFORE INCOME TAXES	26,869	50	(303)	253	26,869
INCOME TAX EXPENSE	—	—	—	—	—

NET INCOME (LOSS)	$26,869	$50	$(303)	$253	$26,869

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$247,637,000	$1,289,000	$—	$—	$248,926,000

Costs and expenses:
Lease operating expenses	23,644,000	664,000	—	—	24,308,000
Production taxes	29,306,000	94,000	—	—	29,400,000
Depreciation, depletion, and amortization	90,749,000	—	—	—	90,749,000
General and administrative	13,602,000	132,000	74,000	—	13,808,000
Accretion expense	698,000	—	—	—	698,000
Gain on sale of asset	(7,300,000)	—	—	—	(7,300,000)
	150,699,000	890,000	74,000	—	151,663,000
INCOME (LOSS) FROM OPERATIONS	96,938,000	399,000	(74,000)	—	97,263,000

OTHER (INCOME) EXPENSE:
Interest expense	7,458,000	—	—	—	7,458,000
Interest income	(72,000)	—	—	—	(72,000)
(Income) loss from equity method investments and subsidiaries	(5,182,000)	—	1,512,000	(4,652,000)	(8,322,000)
	2,204,000	—	1,512,000	(4,652,000)	(936,000)

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	94,734,000	399,000	(1,586,000)	4,652,000	98,199,000
INCOME TAX EXPENSE	26,363,000	—	—	—	26,363,000
INCOME (LOSS) FROM CONTINUING OPERATIONS	68,371,000	399,000	(1,586,000)	4,652,000	71,836,000
DISCONTINUED OPERATIONS	—	3,465,000	—	—	3,465,000
NET INCOME (LOSS)	$68,371,000	$(3,066,000)	$(1,586,000)	$4,652,000	$68,371,000
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$228,281,000	$973,000	$—	$—	$229,254,000

Costs and expenses:
Lease operating expenses	20,168,000	729,000	—	—	20,897,000
Production taxes	26,266,000	67,000	—	—	26,333,000
Depreciation, depletion, and amortization	62,320,000	—	—	—	62,320,000
General and administrative	8,038,000	11,000	25,000	—	8,074,000
Accretion expense	666,000	—	—	—	666,000
	117,458,000	807,000	25,000	—	118,290,000
INCOME (LOSS) FROM OPERATIONS	110,823,000	166,000	(25,000)	—	110,964,000

OTHER (INCOME) EXPENSE:
Interest expense	1,400,000	—	—	—	1,400,000
Interest income	(39,000)	—	(147,000)	—	(186,000)
(Income) loss from equity method investments and subsidiaries	1,130,000	—	1,592,000	(1,304,000)	1,418,000
	2,491,000	—	1,445,000	(1,304,000)	2,632,000

INCOME (LOSS) BEFORE INCOME TAXES	108,332,000	166,000	(1,470,000)	1,304,000	108,332,000
INCOME TAX BENEFIT	(90,000)	—	—	—	(90,000)
NET INCOME (LOSS)	$108,422,000	$166,000	$(1,470,000)	$1,304,000	$108,422,000
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$127,380,000	$541,000	$—	$—	$127,921,000

Costs and expenses:
Lease operating expenses	17,043,000	571,000	—	—	17,614,000
Production taxes	13,929,000	37,000	—	—	13,966,000
Depreciation, depletion, and amortization	38,902,000	5,000	—	—	38,907,000
General and administrative	6,037,000	24,000	2,000	—	6,063,000
Accretion expense	617,000	—	—	—	617,000
	76,528,000	637,000	2,000	—	77,167,000
INCOME (LOSS) FROM OPERATIONS	50,852,000	(96,000)	(2,000)	—	50,754,000

OTHER (INCOME) EXPENSE:
Interest expense	2,761,000	—	—	—	2,761,000
Interest income	(120,000)	—	(267,000)	—	(387,000)
Loss from equity method investments and subsidiaries	808,000	—	740,000	(571,000)	977,000
	3,449,000	—	473,000	(571,000)	3,351,000

INCOME (LOSS) BEFORE INCOME TAXES	47,403,000	(96,000)	(475,000)	571,000	47,403,000
INCOME TAX EXPENSE	40,000	—	—	—	40,000
NET INCOME (LOSS)	$47,363,000	$(96,000)	$(475,000)	$571,000	$47,363,000

Condensed Consolidating Statements of Comprehensive Income
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$44,559	$104	$(532)	$428	$44,559
Foreign currency translation adjustment	(3,567)	—	(3,567)	3,567	(3,567)
Change in fair value of derivative instruments, net of taxes	(1,430)	—	—	—	(1,430)
Reclassification of settled contracts, net of taxes	1,797	—	—	—	1,797
Other comprehensive income (loss)	(3,200)	—	(3,567)	3,567	(3,200)
Comprehensive income (loss)	$41,359	$104	$(4,099)	$3,995	$41,359
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$26,869	$50	$(303)	$253	$26,869
Foreign currency translation adjustment	939	—	939	(939)	939
Change in fair value of derivative instruments, net of taxes	(10,621)	—	—	—	(10,621)
Reclassification of settled contracts, net of taxes	(100)	—	—	—	(100)
Other comprehensive income (loss)	(9,782)	—	939	(939)	(9,782)
Comprehensive income	$17,087	$50	$636	$(686)	$17,087

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$68,371,000	$(3,066,000)	$(1,586,000)	$4,652,000	$68,371,000
Foreign currency translation adjustment	1,355,000	—	1,355,000	(1,355,000)	1,355,000
Change in fair value of derivative instruments, net of taxes	(8,452,000)	—	—	—	(8,452,000)
Reclassification of settled contracts, net of taxes	1,005,000	—	—	—	1,005,000
Other comprehensive income (loss)	(6,092,000)	—	1,355,000	(1,355,000)	(6,092,000)
Comprehensive income (loss)	$62,279,000	$(3,066,000)	$(231,000)	$3,297,000	$62,279,000
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$108,422,000	$166,000	$(1,470,000)	$1,304,000	$108,422,000
Foreign currency translation adjustment	(1,865,000)	—	(1,865,000)	1,865,000	(1,865,000)
Change in fair value of derivative instruments, net of taxes	1,576,000	—	—	—	1,576,000
Reclassification of settled contracts, net of taxes	4,720,000	—	—	—	4,720,000
Other comprehensive income (loss)	4,431,000	—	(1,865,000)	1,865,000	4,431,000
Comprehensive income (loss)	$112,853,000	$166,000	$(3,335,000)	$3,169,000	$112,853,000
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$47,363,000	$(96,000)	$(475,000)	$571,000	$47,363,000
Foreign currency translation adjustment	2,255,000	—	2,255,000	(2,255,000)	2,255,000
Change in fair value of derivative instruments, net of taxes	(4,720,000)	—	—	—	(4,720,000)
Reclassification of settled contracts, net of taxes	18,736,000	—	—	—	18,736,000
Other comprehensive income	16,271,000	—	2,255,000	(2,255,000)	16,271,000
Comprehensive income (loss)	$63,634,000	$(96,000)	$1,780,000	$(1,684,000)	$63,634,000

Condensed Consolidating Statements of Cash Flow
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$35,682	$(675)	$—	$—	$35,007

Net cash provided by (used in) investing activities	(332,807)	(410)	(7,529)	7,530	(333,216)

Net cash provided by (used in) financing activities	357,101	—	7,530	(7,530)	357,101

Net increase (decrease) in cash and cash equivalents	59,976	(1,085)	1	—	58,892

Cash and cash equivalents at beginning of period	165,293	1,795	—	—	167,088

Cash and cash equivalents at end of period	$225,269	$710	$1	$—	$225,980
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by operating activities	$69,101	$328	$—	$—	$69,429

Net cash provided by (used in) investing activities	(160,344)	(55)	(67,063)	67,063	(160,399)

Net cash provided by (used in) financing activities	9,966	—	67,063	(67,063)	9,966

Net increase (decrease) in cash and cash equivalents	(81,277)	273	—	—	(81,004)

Cash and cash equivalents at beginning of period	93,124	772	1	—	93,897

Cash and cash equivalents at end of period	$11,847	$1,045	$1	$—	$12,893

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$195,734,000	$3,425,000	$(1,000)	$—	$199,158,000

Net cash provided by (used) in investing activities	(838,177,000)	(2,402,000)	(103,915,000)	103,915,000	(840,579,000)

Net cash provided by (used in) financing activities	714,612,000	—	103,915,000	(103,915,000)	714,612,000

Net increase (decrease) in cash and cash equivalents	72,169,000	1,023,000	(1,000)	—	73,191,000

Cash and cash equivalents at beginning of period	93,124,000	772,000	1,000	—	93,897,000

Cash and cash equivalents at end of period	$165,293,000	$1,795,000	$—	$—	$167,088,000
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by operating activities	$154,329,000	$3,808,000	$1,000	$—	$158,138,000

Net cash provided by (used in) investing activities	(320,203,000)	(3,045,000)	(25,858,000)	25,858,000	(323,248,000)

Net cash provided by (used in) financing activities	256,539,000	—	25,858,000	(25,858,000)	256,539,000

Net increase in cash and cash equivalents	90,665,000	763,000	1,000	—	91,429,000

Cash and cash equivalents at beginning of period	2,459,000	9,000	—	—	2,468,000

Cash and cash equivalents at end of period	$93,124,000	$772,000	$1,000	$—	$93,897,000
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$81,651,000	$4,184,000	$—	$—	$85,835,000

Net cash provided by (used in) investing activities	(101,042,000)	(4,273,000)	(3,719,000)	3,719,000	(105,315,000)

Net cash provided by (used in) financing activities	20,224,000	—	3,719,000	(3,719,000)	20,224,000

Net increase (decrease) in cash and cash equivalents	833,000	(89,000)	—	—	744,000

Cash and cash equivalents at beginning of period	1,626,000	98,000	—	—	1,724,000

Cash and cash equivalents at end of period	$2,459,000	$9,000	$—	$—	$2,468,000